Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000023382 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023382 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000125378 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125378 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000023381 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023381 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000023379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000023379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000076404 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000076404 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000076405 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000076405 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000125379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000125379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000076407 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000076407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000115039 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115039 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.40%
C000115039 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115039 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115039 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115039 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115039 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115039 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115039 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115039 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115039 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115039 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115039 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000115037 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115037 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.40%
C000115037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115037 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115037 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115037 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115037 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115037 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115037 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115037 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115037 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000115036 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.40%
C000115036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000115036 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115036 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115036 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115036 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115036 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115036 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115036 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115036 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000115040 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115040 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.60%
C000115040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000115040 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000115040 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000115040 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115040 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.70%
C000115040 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000115040 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115040 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000115040 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000115040 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115040 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000115041 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115041 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.60%
C000115041 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000115041 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000115041 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000115041 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115041 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.70%
C000115041 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000115041 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115041 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000115041 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000115041 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000115043 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115043 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.60%
C000115043 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000115043 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000115043 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000115043 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115043 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.70%
C000115043 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000115043 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115043 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000115043 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000115043 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000115043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%